Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through May 15, 2019, the date the financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.